Common Shares to be Issued (Details Narrative) - USD ($)	8 Months Ended
	Oct. 31, 2018	Apr. 30, 2018
Other Liabilities Disclosure [Abstract]
Common stock issued in exchange for cash, value	$ 73,700
Common stock issued in exchange for cash, share	184,250
Share Price	$ 0.40
Shares to be issued, common shares	$ 73,700	$ 0